UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
11/15/2010

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
94
Form 13F Information Table Value Total:
$103,790.44



List of Other Included Managers:

No.  13F File Number
Name
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
FORM 13F INFORMATION TABLE
                                                     VALUE     SHARES/ SH/  PUT/ INVSTMTOTHER         VOTING AUTH.
NAME OF ISSUER                TITLE OF CLASSCUSIP    (x$1000)  PRN AMT PRN  CALL DSCRETNMANAGERSSOLE     SHARED   NONE

Gentiva Health Services       COM           37247a102 2167.1286 81,471SH         OTHER          81,471
MSCI Inc Class A              COM           55354g1002129.20296 54,651SH         OTHER          54,651
FMC Corp                      COM           3024913032036.82838 25,495SH         OTHER          25,495
QualComm                      COM           747525103 2017.7456 40,771SH         OTHER          40,771
Becton Dickinson & Co         COM           75887109 1949.33463 23,064SH         OTHER          23,064
Intercontinental Exchange Inc COM           45865V1001937.25985 16,259SH         OTHER          16,259
Discovery Holding             COM           25468Y107 1869.3276 44,828SH         OTHER          44,828
Omnicom Group Inc.            COM           681919106 1859.9691 40,611SH         OTHER          40,611
AON Corporation               COM           37389103 1780.18966 38,691SH         OTHER          38,691
Monro Muffler Brake Inc       COM           6102361011731.80618 50,067SH         OTHER          50,067
McKesson Corp                 COM           58155Q1031730.30236 24,585SH         OTHER          24,585
Intuit Inc                    COM           461202103 1722.9857 34,949SH         OTHER          34,949
Amern Tower Corp Class A      COM           29912201 1721.36776 33,334SH         OTHER          33,334
Anadarko Petroleum            COM           32511107 1708.05273 22,427SH         OTHER          22,427
Stericycle Inc                COM           858912108 1688.8004 20,870SH         OTHER          20,870
Ameritrade Holding Corp       COM           87236Y1081683.19344 88,636SH         OTHER          88,636
Ecolab Inc.                   COM           2788651001656.44826 32,853SH         OTHER          32,853
Darden Restaurants Inc        COM           2371941051638.51024 35,282SH         OTHER          35,282
Cognizant Tech                COM           1924461021634.00055 22,295SH         OTHER          22,295
Iron Mountain Inc             COM           4628461061633.38407 65,309SH         OTHER          65,309
CarMax                        COM           1431301021632.67044 51,213SH         OTHER          51,213
Del Monte Foods               COM           24522P1031588.07794 84,472SH         OTHER          84,472
Arch Capital Group            COM           11576290 1576.71135 17,907SH         OTHER          17,907
Neustar                       COM           64126x2011520.51245 58,369SH         OTHER          58,369
Tech Data                     COM           8782371061514.55212 34,406SH         OTHER          34,406
Dun & Bradstreet              COM           26483e1001513.93259 18,442SH         OTHER          18,442
Hancock Bank Opportunity Fund COM           4097351071496.02139 86,877SH         OTHER          86,877
Resmed Inc                    COM           7611521071484.46256 42,854SH         OTHER          42,854
Sigma-Aldrich Corporation     COM           8265521011484.05338 22,296SH         OTHER          22,296
Inland Real Estate Corp       COM           4574612001467.66721166,780SH         OTHER          ######
Heinz (H.J.) Co.              COM           4230741031416.50566 28,639SH         OTHER          28,639
DG Fast Channel Inc.          COM           23326R1091396.14584 48,343SH         OTHER          48,343
Directv Class A               COM           02490A1011390.24281 34,817SH         OTHER          34,817
Grand Canyon Education Inc    COM           3852M106 1348.53642 68,838SH         OTHER          68,838
Celgene Corp                  COM           1510201041336.44572 22,598SH         OTHER          22,598
Marvell Technology Group Ltd  COM           G5876H1051323.04165 71,323SH         OTHER          71,323
Hansen Natural Corp.          COM           4113101051302.60848 24,916SH         OTHER          24,916
Torchmark Corp                COM           8910271041294.03865 21,661SH         OTHER          21,661
Endurance Specialty Hldg      COM           g303971061238.89016 26,891SH         OTHER          26,891
Illumina Inc                  COM           4523271091234.68662 19,493SH         OTHER          19,493
Core Laboratories             COM           N227171071231.89855 13,834SH         OTHER          13,834
Sohu.com Inc                  COM           83408W1031224.97606 19,294SH         OTHER          19,294
Rogers Commun Inc Cl B        COM           7751092001224.25749 35,353SH         OTHER          35,353
CoPart Inc.                   COM           2172041061200.98925 32,155SH         OTHER          32,155
Joseph A Bank Clothiers       COM           4808381011199.50992 29,750SH         OTHER          29,750
Fiserv Inc.                   COM           337738108 1181.1552 20,170SH         OTHER          20,170
DollarTree Inc.               COM           2567471061117.22576 19,922SH         OTHER          19,922
IHS Inc.                      COM           451734107 1114.2054 13,860SH         OTHER          13,860
Deckers Outdoor Corp          COM           2435371071104.47874 13,851SH         OTHER          13,851
Research in Motion Ltd        COM           7609751021103.77244 18,988SH         OTHER          18,988
Catalyst Health Solutions     COM           14888b1031059.87902 22,798SH         OTHER          22,798
Smucker J. M. Co.             COM           8326964051021.58805 15,561SH         OTHER          15,561
AFLAC                         COM            1055102 1002.62635 17,768SH         OTHER          17,768
Iconix Brand Group Inc        COM           451055107 991.87746 51,366SH         OTHER          51,366
Alexandria Real Est Eqty      COM           15271109  956.33414 13,054SH         OTHER          13,054
Enersys                       COM           29275y102 954.34944 29,712SH         OTHER          29,712
NSTAR                         COM           67019e107 915.00913 21,688SH         OTHER          21,688
AGL Resources Inc.            COM            1204106   914.0316 25,496SH         OTHER          25,496
Millicom Intl                 COM           l6388f110 897.48028  9,388SH         OTHER           9,388
Stantec Inc                   COM           85472N109  877.9783 31,390SH         OTHER          31,390
Synnex Corp                   COM           87162W100  868.3584 27,832SH         OTHER          27,832
First Cash Financial Services COM           31942d107 862.97853 27,847SH         OTHER          27,847
Davita Inc                    COM           23918K108 847.29157 12,193SH         OTHER          12,193
Buffalo Wild Wings Inc        COM           119848109 819.07415 18,679SH         OTHER          18,679
Hospitality Properties Trust  COM           44106M102  816.5476 35,440SH         OTHER          35,440
Sunoco Logistics Ptnr LP      COM           86764l108 812.82231  9,724SH         OTHER           9,724
Hudson City Bancorp Inc       COM           443683107 731.63272 57,428SH         OTHER          57,428
Carter Inc                    COM           146229109 730.75613 24,763SH         OTHER          24,763
Hospira Inc.                  COM           441060100 714.94822 12,838SH         OTHER          12,838
Rollins Inc                   COM           775711104 689.21323 34,897SH         OTHER          34,897
Southern Co                   COM           842587107 648.75121 16,970SH         OTHER          16,970
Bunge Limited                 COM           G16962105  642.4443  9,805SH         OTHER           9,805
Ansys Inc                     COM           03662Q105 624.78793 11,999SH         OTHER          11,999
Expeditors Intl               COM           302130109 583.82208 10,693SH         OTHER          10,693
American Water Works Co Inc   COM           30420103  569.50113 22,519SH         OTHER          22,519
Public Storage Inc.           COM           74460D109 546.14254  5,385SH         OTHER           5,385
Praxair                       COM           74005P104 535.62756  5,610SH         OTHER           5,610
Micros Systems                COM           594901100 495.48642 11,297SH         OTHER          11,297
Rock Tenn Class A             COM           772739207 494.01492  9,157SH         OTHER           9,157
Dr Pepper Snapple Group Inc   COM           26138e109   472.098 13,427SH         OTHER          13,427
G.E. Pines Preferred          COM           369622485 386.71374 15,261SH         OTHER          15,261
Aptargroup Inc                COM           38336103  372.27335  7,826SH         OTHER           7,826
Immucor Inc.                  COM           452526106 370.44423 18,681SH         OTHER          18,681
Henry Schein Inc.             COM           806407102  340.1006  5,540SH         OTHER           5,540
Enterprise Products Partners  COM           293792107 336.27309  8,082SH         OTHER           8,082
Assurant Inc                  COM           04621X108  320.1012  8,310SH         OTHER           8,310
Range Resources               COM           75281a109 294.97884  6,558SH         OTHER           6,558
Steris Corp.                  COM           859152100  287.4871  7,885SH         OTHER           7,885
Unisource Energy              COM           909205106 275.71712  7,693SH         OTHER           7,693
Bio Reference Labs New        COM           09057G602 266.53706 12,017SH         OTHER          12,017
Oracle                        COM           68389X105  244.4217  7,809SH         OTHER           7,809
Cash America Intl.            COM           14754D100 230.68871  6,247SH         OTHER           6,247
Pioneer Natural Resources CompCOM                     205.42333  2,366SH         OTHER           2,366
Raytheon Company New          COM           755111507 203.71815  4,396SH         OTHER           4,396
                                                     103790.441